RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Allowance for Credit Losses for Trade Receivables (Details) $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Trade receivables, allowances for credit losses at beginning of period	$ (22,064)
Additional provisions in the period	(7,736)
Write-offs	2,428
Recoveries of amounts previously reserved	4,292
Disposals of subsidiaries	36
Balance sheet reclassifications	741
Foreign exchange impact	2,502
Trade receivables, allowances for credit losses at end of period	$ (19,801)